Assets Held For Sale and Associated Liabilities	12 Months Ended
Dec. 31, 2025
Assets Held For Sale And Associated Liabilities [Abstract]
Assets Held For Sale and Associated Liabilities
11. ASSETS HELD FOR SALE AND ASSOCIATED LIABILITIES
The following table presents the main assets held for sale and associated liabilities as of December 31, 2025 and 2024:

	Upstream	Midstream and Downstream	Total
For the year ended December 31, 2025
Assets held for sale
Property, plant and equipment - Optimization plan of the conventional Upstream portfolio	1,013	-	1,013
Property, plant and equipment - Gas stations	-	6	6
Assets of YPF Brasil	-	-	-

	1,013	6	1,019

Liabilities directly associated with assets held for sale
Provision for hydrocarbon wells abandonment obligations - Optimization plan of the conventional Upstream portfolio	1,172	-	1,172
Provision for environmental liabilities - Optimization plan of the conventional Upstream portfolio	5	-	5
Liabilities for concessions - Optimization plan of the conventional Upstream portfolio	4	-	4
Liabilities of YPF Brasil	-	-	-

	1,181	-	1,181

	Upstream	Midstream and Downstream	Total
For the year ended December 31, 2024
Assets held for sale
Property, plant and equipment - Optimization plan of the conventional Upstream portfolio	1,506	-	1,506
Property, plant and equipment - Gas stations	-	10	10
Assets of YPF Brasil (1)	-	21	21

	1,506	31	1,537

Liabilities directly associated with ass ets held for sale
Provision for hydrocarbon wells abandonment obligations - Optimization plan of the conventional Upstream portfolio	2,051	-	2,051
Provision for environmental liabilities - Optimization plan of the conventional Upstream portfolio	53	-	53
Liabilities for concessions - Optimization plan of the conventional Upstream portfolio	14	-	14
Liabilities of YPF Brasil (1)	-	18	18

	2,118	18	2,136

(1)	On January 31, 2025, YPF sold its 100% interest in YPF Brasil.
As of December 31, 2023, the Group did not classify assets as held for sale.
11.a) Optimization plan of the conventional Upstream portfolio
11.a.1) Description of the Plan
On February 29, 2024, YPF’s Board of Directors resolved the disposal of certain groups of assets related to the Upstream business segment, mainly mature fields related to the CGU Oil, CGU Gas - Austral Basin and CGU Gas - Neuquina Basin. This disposal of assets related to mature fields, named “Mature Fields Project”, is consistent with the Company’s management plans, which considers that the rationalization of the conventional Upstream portfolio is one of the drivers on which the YPF’s strategy is based, with focus on activities and investments in unconventional fields.
During 2024 and 2025 YPF signed different assignment agreements for 15 groups of assets (46 areas), subject to the fulfillment of agreed closing conditions, including applicable regulatory and provincial approvals. The remaining groups of assets are in negotiations with third parties for their disposal or reversion.
As part of the optimization plan of the conventional Upstream portfolio, on December 11, 2025, YPF’s Board of Directors resolved the disposal of new groups of assets related to 3 areas in the Provinces of Mendoza and Chubut. During January and February 2026 YPF signed assignment agreements for these assets, subject to the fulfillment of agreed closing conditions, including applicable regulatory and provincial approvals.
As of the date of issuance of these consolidated financial statements, as mentioned above, the Company has signed assignment agreements for certain groups of assets that are subject to closing conditions mainly related to regulatory and provincial approvals, for which the Company is taking the necessary steps to close; and it is highly probable that these assets will be disposed. In addition, the Company maintains groups of assets as held for sale for which agreements have not yet been signed but continuous in negotiations with third parties for their disposal or reversal. The delay in the fulfillment of the plan for the disposal of mature fields is due to the complexity of the negotiations, which is beyond the Company’s control. As of the date of issuance of these consolidated financial statements, the Company considers that the disposal of such assets continues to be highly probable during 2026.
The assignment and/or reversion that have met the agreed closing conditions as of December
 31, 2025, and therefore the transaction was settled are described below
:

•	Escalante - El Trébol
On October 29, 2024, Decree No. 1,509/2024 was published in the Official Gazette of the Province of Chubut, which authorized the assignment of 100% of YPF’s rights and obligations in the “Escalante - El Trébol” exploitation concession in favor of PECOM Servicios Energía S.A.U. (“PECOM”), being the granting of the extension of such concession subject to the fulfillment of certain conditions by YPF and by PECOM.
On November 15, 2024, after the fulfillment of the closing conditions by YPF and PECOM, the transfer of 100% of the rights and obligations of YPF in such exploitation concession in favor of PECOM was formalized.

•	Llancanelo and Llancanelo R
On November 28, 2024, Resolution No. 335/2024 was published in the Official Gazette of the Province of Mendoza, which authorized the transfer of 100% of YPF’s rights and obligations in the “Llancanelo” and “Llancanelo R” exploitation concessions in favor of Petroquímica Comodoro Rivadavia S.A. (“PCR”).
On December 5, 2024, after the fulfillment of the closing conditions by YPF and PCR, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of PCR was formalized.

•	Estación Fernández Oro
On December 19, 2024, Decree No. 525/2024 was published in the Official Gazette of the Province of Río Negro, which authorized the transfer of 100% of YPF’s rights and obligations in the “Estación Fernández Oro” exploitation concession in favor of Quintana E&P Argentina S.R.L., Quintana Energy Investments S.A., and Gas Storage and Midstream Services S.A. (“Quintana Consortium”).
On February 3, 2025, after the fulfillment of the closing conditions by YPF and Quintana Consortium, the transfer of 100% of the rights and obligations of YPF in such exploitation concession in favor of Quintana Consortium was formalized.

•	Campamento Central - Cañadón Perdido
On January 6, 2025, Decree No. 1,892/2024 was published in the Official Gazette of the Province of Chubut, which authorized the transfer of 100% of the rights and obligations in the “Campamento Central - Cañadón Perdido” exploitation concession, in which YPF held a working interest of 50%, in favor of PECOM.
On January 31, 2025, after the fulfillment of the closing conditions by YPF and PECOM, the transfer of 100% of the rights and obligations of YPF in such exploitation concession in favor of PECOM was formalized.

•	Barrancas, Vizcacheras, La Ventana, Ceferino, Mesa Verde and Río Tunuyán
On January 29, 2025, Resolution No. 16/2025 was published in the Official Gazette of the Province of Mendoza, which authorized the transfer of 100% of YPF’s rights and obligations in “Barrancas”, “Vizcacheras”, “La Ventana”, “Ceferino”, “Mesa Verde” and “Río Tunuyán” exploitation concessions in favor of Petróleos Sudamericanos S.A. (“PS”).

On March 27, 2025, after the fulfillment of the closing conditions by YPF and PS, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of PS was formalized with effective date as of April 1, 2025.

•	Señal Cerro Bayo, Volcán Auca Mahuida, Don Ruiz and Las Manadas
On April 7, 2025, Decree No. 372/2025 was published in the Official Gazette of the Province of Neuquén, which authorized the transfer of 100% of YPF’s rights and obligations in “Señal Cerro Bayo”, “Volcán Auca Mahuida”, “Don Ruiz” and “Las Manadas” exploitation concessions in favor of Bentia Energy S.A. (“Bentia”) and Ingeniería SIMA S.A.
On June 6, 2025, after the fulfillment of the closing conditions by YPF, Bentia and Ingeniería SIMA S.A., the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of Bentia and Ingeniería SIMA S.A. was formalized.

•	Al Norte de la Dorsal, Octógono and Dadín
On April 9, 2025, Decree No. 380/2025 was published in the Official Gazette of the Province of Neuquén, which authorized the transfer of 100% of YPF’s rights and obligations in “Al Norte de la Dorsal” and “Octógono” exploitation concessions in favor of Bentia.
On June 10, 2025, after the fulfillment of the closing conditions by YPF and Bentia related to “Al Norte de la Dorsal” and “Octógono” exploitation concessions, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of Bentia was formalized. Likewise, on November 7, 2025, the transfer of 100% of the rights and obligations of YPF in the “Dadín” exploitation concession to Bentia was formalized.

•
Cerro Piedra - Cerro Guadal Norte, Barranca Yankowsky, Los Monos, El Guadal - Lomas del Cuy, Cañadón Vasco, Cañadón Yatel, Pico Truncado - El Cordón, Los Perales - Las Mesetas, Cañadón León - Meseta Espinosa and Cañadón de la Escondida - Las Heras

On April 2, 2025, YPF signed a Memorandum of Understanding (“MOU”) with the Province of Santa Cruz and Fomicruz S.E. (“Fomicruz”) for the purpose of establishing the general terms and conditions upon which the assignment by YPF to Fomicruz of the exploitation concessions “Cerro Piedra - Cerro Guadal Norte”, “Barranca Yankowsky”, “Los Monos”, “El Guadal - Lomas del Cuy”, “Cañadón Vasco”, “Cañadón Yatel”, “Pico Truncado - El Cordón”, “Los Perales - Las Mesetas”, “Cañadón León - Meseta Espinosa”, “Cañadón de la Escondida - Las Heras” and the transportation concessions associated with such concessions will be negotiated. The aforementioned MOU, subject to approval by YPF’s Board of Directors and the issuance of the corresponding decree by the Province of Santa Cruz, was approved by YPF’s Board of Directors on April 9, 2025 and Decree No. 376/2025 was issued by the Province of Santa Cruz on May 6, 2025.
On June 2, 2025, YPF and Fomicruz signed an assignment agreement for the transfer of 100% of the working interest in the aforementioned exploitation and transportation concessions. The transfer was approved by Decree No. 539/2025 published in the Official Gazette of the Province of Santa Cruz on June 18, 2025.
On June 19, 2025, YPF and Fomicruz executed the notarial deed, thereby formalizing and perfecting the aforementioned assignment. Additionally, YPF and Fomicruz signed a transitory operation agreement for all the assigned exploitation concessions until December 2025.

•	El Portón (Mendoza - Neuquén), Chihuido de la Salina, Altiplanicie del Payún, Cañadón Amarillo, Chihuido de la Salina Sur and Confluencia Sur
On February 20, 2025, Resolution No. 28/2025 of the Ministry of Energy and Environment was published in the Official Gazette of the Province of Mendoza, which authorized the transfer of 100% of YPF’s rights and obligations in “El Portón”, “Chihuido de la Salina”, “Altiplanicie del Payún”, “Cañadón Amarillo”, “Chihuido de la Salina Sur” and “Confluencia Sur” exploitation concessions in favor of Consorcio Quintana and Compañía TSB S.A. (“TSB”).
On June 19, 2025, after the fulfillment of the closing conditions by YPF, Consorcio Quintana and TSB, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of Consorcio Quintana and TSB was formalized with effective date as of July 1, 2025. As of the date of issuance of these consolidated financial statements, YPF, Consorcio Quintana and TSB, entered into a transitory operation agreement for the “El Portón” exploitation concession, pending the authorization by the Province of Neuquén of the transfer regarding this concession.

•	El Tordillo, Puesto Quiroga and La Tapera
On November 26, 2025, Decree No. 1,419/2025 was published in the Official Gazette of the Province of Chubut, which authorized the transfer of 100% of YPF’s rights and obligations in “El Tordillo”, “Puesto Quiroga” and “La Tapera” exploitation concessions and the transportation concessions associated with such exploitation concessions, in which YPF held a working interest of 7.196%, in favor of Crown Point Energía S.A,
On December 1, 2025, after the fulfillment of the closing conditions by YPF and Crown Point Energía S.A., the transfer of 100% of the rights and obligations of YPF in such exploitation and transportation concessions in favor of Crown Point Energía S.A.
The assignment and/or reversion agreements that have met the agreed closing conditions after December
 31, 2025 are described below. The groups of assets associated with these agreements continue to be classified as held for sale at that date
.

•	Restinga Alí
On June 19, 2025 YPF signed an agreement that establishes the terms and conditions for the reversion of the “Restinga Alí” exploitation concession, located in the Province of Chubut. On July 24, 2025 the Legislature of the Province of Chubut approved the agreement through Law XVII No. 162/2025, which was enacted on August 1, 2025 and published in the Official Gazette of the Province of Chubut on August 7, 2025.
On December 17, 2025, YPF was notified of Decree No. 1,505/2025 of the Province of Chubut, authorizing the reversion of the “Restinga Alí” exploitation concession to Petrominera Chubut S.E. This reversion became effective on January 8, 2026.

•	Los Chorrillos, Lago Fuego, Tierra del Fuego - Fracción A, Tierra del Fuego - Fracción B, Tierra del Fuego - Fracción C, Tierra del Fuego - Fracción D and Tierra del Fuego - Fracción E
On November 10, 2025, YPF signed an assignment agreement with Terra Ignis Energía S.A. (“TI”), for the transfer by YPF to TI of the exploitation concessions “Los Chorrillos”, “Lago Fuego”, “Tierra del Fuego - Fracción A”, “Tierra del Fuego - Fracción B”, “Tierra del Fuego - Fracción C”, “Tierra del Fuego - Fracción D” and “Tierra del Fuego - Fracción E”, and the materials associated with such concessions.
On December 4, 2025, Decree No. 2,705/2025 was published in the Official Gazette of the Province of Tierra del Fuego, which authorized the transfer of 100% of YPF’s rights and obligations in aforementioned exploitation concessions in favor of TI. On December 29, 2025, Law No. 1,604/2025 was published in the Official Gazette of the Province of Tierra del Fuego, approving Decree No. 2,705/2025.
On January 13, 2026, after the fulfillment of the closing conditions by YPF and TI, the transfer of 100% of the rights and obligations of YPF in such exploitation concessions in favor of TI was formalized. In addition, YPF and TI signed (i) a transitory operation agreement for the assigned exploitation concessions, pursuant to which YPF shall continue to operate said concessions for a maximum period of up to 3 months, and (ii) a service agreement for the Cruz del Sur Terminal.
The assignment and/or reversion agreements signed by YPF, which are subject to the fulfillment of closing conditions, including applicable regulatory and provincial approvals are described below
:

•	Señal Picada - Punta Barda
On May 23, 2025 YPF signed an assignment agreement with PS for the “Señal Picada - Punta Barda” exploitation concession located in the Provinces of Río Negro and Neuquén. As of the date of issuance of these consolidated financial statements, the assignment agreement is subject to the fulfillment of closing conditions, including the formal resolution by the corresponding enforcement authorities.

•	Cerro Fortunoso and Valle del Río Grande
On January 15, 2026, YPF signed an assignment agreement with Venoil S.A. for the transfer by YPF to Venoil S.A. of the “Cerro Fortunoso” and “Valle del Río Grande” exploitation concessions, located in the Province of Mendoza. As of the date of issuance of these consolidated financial statements, the assignment agreement is subject to the fulfillment of closing conditions, including the formal resolution by the corresponding enforcement authorities.

•	Manantiales Behr
On January 16, 2026, YPF signed an assignment agreement with Limay Energía S.A. (“Limay”), a company belonging to the Rovella Capital group, for the transfer by YPF to Limay of the “Manantiales Behr” exploitation concession, the “El Trébol - Caleta Córdova”, “Km. 9 - Caleta Córdova” and “Manantiales Behr - Cañadón Perdido” transportation concessions and materials associated with such concessions, located in the Province of Chubut. On February 13, 2026, as Limay did not verify the fulfillment of the closing conditions, the aforementioned assignment agreement became null and void.
Likewise, on February 18, 2026, YPF, San Benito Upstream S.A.U. (“San Benito”) and PECOM signed a new agreement for the assignment by YPF to San Benito and PECOM of 49% and 51% of the working interest in the “Manantiales Behr” exploitation concession, the “El Trébol - Caleta Córdova” “Km. 9 - Caleta Córdova“ and ”Manantiales Behr - Cañadón Perdido” transportation concessions and certain materials associated with such concessions, located in the Province of Chubut, respectively. As of the date of issuance of these consolidated financial statements, the assignment agreement is subject to the fulfillment of closing conditions, including the formal resolution by the corresponding enforcement authorities.
11.a.2) Accounting matters
Considering the YPF’s Board of Directors’ decision dated February 29, 2024, impairment indicators under IAS 36 were evaluated for each group of assets. Accordingly, the Company performed an impairment review separately from its CGU and recognized an impairment charge of property, plant and equipment as of December 31, 2023 (see Note 8). The disposal of these groups of assets did not meet the requirements of IFRS 5 to be classified as held for sale as of December 31, 2023, therefore these groups of assets were not classified as held for sale as of that date.
In February 2024, after the fulfillment of all the requirements of IFRS 5, the assets were reclassified from the “Property, plant and equipment” line item to the “Assets held for sale” line item and the related provisions for hydrocarbon wells abandonment obligations and for environmental liabilities and liabilities for concessions to the “Liabilities directly associated with assets held for sale” line item as current items in the statement of financial position.
Considering that, after their classification, the assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell (“fair value”), the Company evaluates the changes in fair value, recognizing a profit up to the limit of the impairment loss previously recognized or an impairment loss in addition to that previously recognized for such changes (see Note 2.b.13)). According to mentioned in Note 8, the recoverable amount was defined as future net cash flows discounted at a discount rate after income tax, which as of December 31, 2024 was 15%.
As of December 31, 2024, based on the aforementioned assessment of the changes in the fair value, the Company recognized a loss due to changes in the fair value of assets held for sale of 260, in the “Other net operating results” line item in the statement of comprehensive income, mainly generated by the more pronounced decline of the fields and the lower production than expected due to its performance.

Likewise, as of December 31, 2025, the Company recognized a loss due to changes in the fair value of assets held for sale of 240, in the “Other net operating results” line item in the statement of comprehensive income, mainly associated with expenses of various nature arising from the general terms and conditions of the agreement signed with the Province of Santa Cruz and Fomicruz. Additionally, in relation to aforementioned agreement, YPF recognized a liability in the “Liabilities under agreements” line under the “Other liabilities” line item in the statement of financial position related to (i) the execution of an environmental remediation and abandonment program, and (ii) the payment of a compensatory bonus to the Province of Santa Cruz. As of December 31, 2025, the balance of this liability amounts to 375.
On December 11, 2025, considering the YPF’s Board of Directors’ decision on that date and having fulfilled all the requirements of IFRS 5, the assets were reclassified from the “Property, plant and equipment” line item to the “Assets held for sale” line item and the related provisions for hydrocarbon wells abandonment obligations and for environmental liabilities to the “Liabilities directly associated with assets held for sale” line item as current items in the statement of financial position. Likewise, as of December 31, 2025, the Company recognized a loss due to changes in the fair value of assets held for sale of 178, in the “Other net operating results” line item in the statement of comprehensive income, associated with the conditions established in the new assignment agreement signed between YPF, San Benito, and PECOM for the assets related to the “Manantiales Behr” exploitation concession.
The carrying amount of the assets held for sale may be adjusted in future periods depending on the results of the disposal process carried out by YPF and the economic consideration to be agreed with third parties for such assets.
Based on the fair value of the groups of assets at the closing date of each of the assignment agreements mentioned in the Note 11.a.1), YPF additionally recognized a gain on the sale of such groups of assets of 192 and 6 for the years ended December 31, 2025 and 2024, respectively. The total consideration agreed includes cash payment of 69 and crude oil deliveries for a period of 4 years as payment in kind. Additionally, the derecognition of the carrying amount of the liabilities directly associated with assets held for sale net of the assets held for sale related to such exploitation concessions was 514 and 110 for the years ended December 31, 2025 and 2024, respectively.
Additionally, in relation to the Mature Fields Project, the Company:

-
Recognized a charge for the provision for obsolescence of materials and equipment in the “Other net operating results” line item in the statement of comprehensive income for 231 as of December 31, 2025.

-
Has committed to an optimization plan that involves operating efficiency measures related to the reduction of third party employees directly or indirectly affected to the operation of areas related to certain groups of assets held for disposal. For such concept, the Company recognized a charge for 87 and 266 in the “Provision for operating optimizations” line under “Other operating results, net” line item in the statement of comprehensive income for the years ended December 31, 2025 and 2024, respectively.

-
In relation to the Company’s own personnel, the Company recognized a charge for severance indemnities of 45 and 63 in the “Provision for severance indemnities” line under “Other operating results, net” line item in the statement of comprehensive income for the years ended December 31, 2025 and 2024, respectively.

11.b) Aguada del Chañar
On March 21, 2025, the assignment of 49% of YPF’s rights and obligations in the “Aguada del Chañar” exploitation concession in favor of Compañía General de Combustibles S.A. (“CGC”) was formalized with effective date as of April 1, 2025.
The sale price of the transaction agreed by the parties contemplates a sum of 75 and, in addition, CGC will pay on behalf of YPF 80.40% of the investments in the block attributable to YPF’s working interest up to a maximum sum of 372 for a period of 4 years. As of the closing date of the transaction, YPF recognized a gain as a result of the sale of this asset of 19 in the “Other operating results, net” line item in the statement of comprehensive income.